Consolidated Variable Interest Entities - Schedule of Consolidated Variable Interest Entities (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Assets, variable interest entity	$ 500	$ 258	$ 368
Liabilities, variable interest entity	484	245	352
Variable Interest Entity, Primary Beneficiary | Restricted cash
Variable Interest Entity [Line Items]
Assets, variable interest entity	19	10	13
Variable Interest Entity, Primary Beneficiary | Timeshare financing receivables, net
Variable Interest Entity [Line Items]
Assets, variable interest entity	477	244	350
Variable Interest Entity, Primary Beneficiary | Non-recourse debt
Variable Interest Entity [Line Items]
Liabilities, variable interest entity	$ 484	$ 244	$ 352